CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Mar. 31, 2025
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
PARENT COMPANY BALANCE SHEETS

	As of March 31,
	2025	2024
ASSETS
Current assets
Cash	$556,346	$—
Due from related parties	15,000	—
Total current assets	571,346	—

Non-current assets
Investment in subsidiaries and VIEs	27,608,141	18,634,687

Total assets	28,179,487	18,634,687

LIABILITIES AND SHAREHOLDERS’ EQUITY

Liabilities	557,591	—

COMMITMENTS AND CONTINGIENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 23,437,500 and 22,000,000 shares issued and outstanding as of March 31, 2025 and 2024, respectively*, including:
Class A ordinary shares, $0.0001 par value, 470,000,000 shares authorized, 22,260,175 and 20,822,675 shares issued and outstanding as of March 31, 2025 and 2024, respectively	2,226	2,082
Class B Ordinary shares, $0.0001 par value, 30,000,000 shares authorized, 1,177,325 shares issued and outstanding as of March 31, 2025 and 2024, respectively	118	118
Additional paid-in capital	10,420,096	5,346,674
Retained earnings	18,483,785	14,461,937
Accumulated other comprehensive loss	(1,284,329)	(1,176,124)
Total YSX Tech. Co., Ltd shareholders’ equity	27,621,896	18,634,687

Total liabilities and YSX Tech. Co., Ltd shareholders’ equity	$28,179,487	$18,634,687

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the years ended March 31,
	2025	2024	2023
General and administrative expenses	$(689,500)	$—	$—
Interest income	3	—	—
Equity in earnings of subsidiaries and VIEs	4,711,345	4,565,968	4,904,550

Net income	4,021,848	4,565,968	4,904,550
Foreign currency translation adjustment	(108,205)	(751,042)	(765,836)
Comprehensive income attributable to YSX Tech. Co., Ltd	$3,913,643	$3,814,926	$4,138,714

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the years ended March 31,
	2025	2024	2023
Cash flows from operating activities
Net income	$4,021,848	$4,565,968	$4,904,550
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	(4,711,345)	(4,565,968)	(4,904,550)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	—	—	—
Due from related parties	(15,000)	—	—
Accrued expenses and other current liabilities	—	—	—
Net cash provided by operating activities	(704,497)	—	—

Cash flows from investing activities
Investment in subsidiaries and VIEs	(4,200,000)	—	—
Net cash used in investing activities	(4,200,000)	—	—

Cash flows from financing activities
Proceeds from issuance of Class A ordinary shares through the IPO	5,073,566	—	—
Proceeds from borrowing from related parties	280,000	—	—
Repayment of related party loan	—	—	—
Repayment of borrowing from related parties	—	—	—
Net cash provided by financing activities	5,353,566	—	—

Effect of exchange rate change on cash	107,277	—	—
Changes in cash	556,346	—	—

Cash, beginning of the year	—	—	—

Cash, end of the year	$556,346	$—	$—